Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense		₨ 32,149	₨ 31,069	₨ 31,174
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 735	682	574
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)		12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 88	79	71
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		212	231	204
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		135	134	₨ 156
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan		₨ 1,093	855
Long Term incentive plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan			₨ 622
Industrias Quimicas Falcon de Mexico Pension plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 36
Parent Company Gratuity plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 49